UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21364

                          SCHRODER GLOBAL SERIES TRUST
               (Exact name of registrant as specified in charter)

                                   ----------

                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                          Schroder Global Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

     Shares                                                               Value $
---------------                                                        ------------
                  COMMON STOCK -- 90.6%
                  BERMUDA -- 1.3%
         46,852   Accenture Class A                                       1,478,649
         20,953   ACE                                                       914,808
         17,200   Aspen Insurance Holdings                                  380,120
         11,900   Axis Capital Holdings                                     288,694
         14,704   Endurance Specialty Holdings                              400,831
         26,604   Nabors Industries (1)                                     291,314
         13,300   Nordic American Tanker Shipping                           381,178
         10,652   Validus Holdings                                          243,079
                                                                       ------------
                  Total Bermuda                                           4,378,673
                                                                       ------------
                  CANADA -- 5.9%
         25,278   AGF Management Class B                                    165,744
         15,016   Agrium                                                    503,064
         13,200   AltaGas Income Trust                                      178,483
         27,470   ARC Energy Trust                                          369,418
          9,842   Bank of Montreal                                          266,879
         29,133   Bank of Nova Scotia                                       704,923
         20,907   Barrick Gold                                              786,698
         34,943   BCE                                                       715,559
          5,550   Bell Aliant Regional Communications
                     Income Fund (1)(2)(3)(4)                               110,212
         28,121   Canadian National Railway                                 985,450
         14,998   Canadian Natural Resources                                536,831
         20,102   Canadian Oil Sands Trust                                  306,563
          5,800   Cogeco Cable                                              163,282
          8,658   Davis & Henderson Income Fund                             104,783
          7,826   Empire Class A                                            331,179
         11,830   EnCana                                                    526,475
         17,973   Enerplus Resources Fund                                   372,886
          6,454   George Weston                                             343,859
         39,326   Gerdau Ameristeel                                         230,450
         26,810   Goldcorp                                                  794,111
          9,456   Great-West Lifeco                                         142,665
         15,188   Harry Winston Diamond                                      60,445
         20,551   Husky Energy                                              510,172
          9,935   Industrial Alliance Insurance and
                     Financial Services                                     159,858
         53,737   Manulife Financial                                        892,257
         30,905   Methanex                                                  238,933
         54,741   Nexen                                                     797,320
         18,345   Penn West Energy Trust                                    208,554
         22,510   Petro-Canada                                              488,127
         10,291   Peyto Energy Trust                                         83,087
          3,800   Potash Corp. of Saskatchewan                              285,883
         13,796   Research In Motion (1)                                    762,594
         46,764   Rogers Communications Class B                           1,318,789
         52,541   Royal Bank of Canada                                    1,303,027
         21,003   Saputo                                                    339,487
         58,183   Shaw Communications Class B                               943,777
          4,768   Shoppers Drug Mart                                        176,418
         37,080   Suncor Energy                                             710,937
         23,100   Talisman Energy                                           218,717
          1,638   Teck Cominco Class B                                        6,332
         50,280   Teck Cominco (United States) Class B                      192,070
         16,959   TELUS Class A                                             452,812
         39,907   Toronto-Dominion Bank                                   1,295,301

     Shares                                                               Value $
---------------                                                        ------------
         15,587   TransCanada                                               419,229
          9,279   Vermilion Energy Trust                                    196,144
                                                                       ------------
                  Total Canada                                           20,699,784
                                                                       ------------
                  CAYMAN ISLANDS -- 0.2%
         13,388   Garmin                                                    234,691
         79,806   Seagate Technology                                        302,465
                                                                       ------------
                  Total Cayman Islands                                      537,156
                                                                       ------------
                  UNITED STATES -- 83.2%
                  AMUSEMENT AND RECREATION
                     SERVICES -- 0.0%
          6,600   Penn National Gaming (1)                                  123,090
                                                                       ------------
                  APPAREL & ACCESSORY STORES -- 1.1%
         37,135   American Eagle Outfitters                                 334,586
         12,098   Buckle                                                    255,873
         24,215   Dress Barn (1)                                            208,733
         61,142   Gap                                                       689,682
         25,224   Kohl's (1)                                                925,973
         38,239   Limited Brands                                            302,853
         28,978   Nordstrom                                                 367,731
         18,326   Ross Stores                                               539,151
         34,800   Wet Seal (1)                                               90,828
                                                                       ------------
                                                                          3,715,410
                  APPAREL & OTHER FINISHED
                     PRODUCTS -- 0.3%
          5,582   Phillips-Van Heusen                                       106,170
          4,278   Polo Ralph Lauren                                         175,526
         14,985   VF                                                        839,460
                                                                       ------------
                                                                          1,121,156
                  AUTOMOTIVE DEALERS & GASOLINE SERVICE
                     STATIONS -- 0.3%
         10,571   Advance Auto Parts                                        345,989
          5,184   Autozone (1)                                              688,902
                                                                       ------------
                                                                          1,034,891
                  BUILDING CONSTRUCTION GENERAL
                     CONTRACTORS -- 0.0%
            323   NVR (1)                                                   137,627
                                                                       ------------
                  BUILDING MATERIALS, HARDWARE, GARDEN
                     SUPPLY & MOBILE HOME DEALERS -- 1.1%
         76,693   Home Depot                                              1,651,200
         79,283   Lowe's                                                  1,448,501
         13,479   Sherwin-Williams                                          643,622
                                                                       ------------
                                                                          3,743,323
                  BUSINESS SERVICES -- 6.1%
         41,476   Activision Blizzard (1)                                   363,330
         17,529   Adobe Systems (1)                                         338,485
         13,577   Affiliated Computer Services Class A (1)                  622,641
          9,897   Alliance Data Systems (1)                                 411,616
         28,367   Automatic Data Processing                               1,030,573
         26,892   Check Point Software Technologies (1)                     609,642
         17,112   Computer Sciences (1)                                     630,406
         31,000   Compuware (1)                                             201,500

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

     Shares                                                               Value $
---------------                                                        ------------
         12,017   CSG Systems International (1)                             174,246
         24,800   Earthlink (1)                                             186,744
         16,887   Fair Isaac                                                214,465
         21,301   Fidelity National Information Services                    338,899
         27,200   Fiserv (1)                                                863,600
          7,749   Google Class A (1)                                      2,623,269
          9,760   Heartland Payment Systems                                  88,523
         22,366   infoGROUP                                                  82,530
         19,544   Intuit (1)                                                442,672
         16,862   Lender Processing Services                                437,063
        322,050   Microsoft                                               5,507,055
          2,991   MicroStrategy Class A (1)                                 115,752
         27,423   Omnicom Group                                             709,981
        210,081   Oracle (1)                                              3,535,663
         13,645   Robert Half International                                 231,283
         30,803   Sapient (1)                                               131,221
          1,936   Sohu.com (1)                                               76,569
          6,785   Sybase (1)                                                185,298
         47,469   Symantec (1)                                              727,700
         32,832   Total System Services                                     415,653
         12,840   United Online                                              78,581
                                                                       ------------
                                                                         21,374,960
                  CHEMICALS & ALLIED PRODUCTS -- 11.4%
         64,333   Abbott Laboratories                                     3,566,622
         46,326   Amgen (1)                                               2,540,981
         39,367   Avon Products                                             805,055
         21,471   Bristol-Myers Squibb                                      459,694
          2,582   CF Industries Holdings                                    121,354
          3,391   Colgate-Palmolive                                         220,551
         49,734   Dow Chemical                                              576,417
         44,807   EI Du Pont de Nemours                                   1,028,769
         49,061   Eli Lilly                                               1,806,426
         12,512   Estee Lauder Class A                                      328,440
         21,078   Genentech (1)                                           1,712,377
         15,294   Genzyme (1)                                             1,054,062
         40,602   Gilead Sciences (1)                                     2,061,364
        110,384   Johnson & Johnson                                       6,368,053
         45,187   King Pharmaceuticals (1)                                  394,934
          5,414   Lubrizol                                                  184,726
         58,874   Merck                                                   1,680,853
          7,440   Monsanto                                                  565,886
        278,887   Pfizer                                                  4,066,172
        119,911   Procter & Gamble                                        6,535,149
         13,700   Schering-Plough                                           240,572
          7,672   Terra Industries                                          157,123
          3,722   United Therapeutics (1)                                   252,910
          7,030   USANA Health Sciences (1)                                 163,166
         23,104   Viropharma (1)                                            277,248
         59,390   Wyeth                                                   2,551,988
                                                                       ------------
                                                                         39,720,892
                  COAL MINING -- 0.1%
         13,832   Natural Resource Partners LP                              323,531
                                                                       ------------
                  COMMUNICATIONS -- 3.6%
         14,215   Alaska Communications Systems Group                       118,695
        235,839   AT&T                                                    5,806,356
          7,336   Atlantic Tele-Network                                     157,724
         20,020   CenturyTel                                                543,343

     Shares                                                               Value $
---------------                                                        ------------
         26,000   Comcast Class A                                           380,900
         44,556   DIRECTV Group (1)                                         975,777
         11,703   Embarq                                                    418,031
         34,267   Frontier Communications                                   277,905
         11,624   NII Holdings (1)                                          225,506
         20,124   Novatel Wireless (1)                                      111,487
          8,149   NTELOS Holdings                                           176,344
        111,830   Verizon Communications                                  3,340,362
                                                                       ------------
                                                                         12,532,430
                  DEPOSITORY INSTITUTIONS -- 5.5%
         25,914   Associated Banc-Corp                                      405,554
        298,950   Bank of America                                         1,967,091
         17,520   Bank of New York Mellon                                   450,965
         56,098   BB&T                                                    1,110,179
         43,602   Capital One Financial                                     690,656
        182,422   Citigroup                                                 647,598
          8,234   City Bank                                                  25,937
         25,833   Comerica                                                  430,378
          9,800   First Midwest Bancorp                                      98,000
         23,500   FNB                                                       185,885
         69,200   Huntington Bancshares                                     199,296
        149,263   JPMorgan Chase                                          3,807,699
         19,270   M&T Bank                                                  749,796
         58,900   Marshall & Ilsley                                         336,319
         11,297   Northern Trust                                            649,803
         33,241   PNC Financial Services Group                            1,080,997
         56,619   Regions Financial                                         195,902
          6,777   State Street                                              157,701
         16,868   Sterling Bancshares                                        93,786
         36,288   SunTrust Banks                                            444,891
         91,497   Synovus Financial                                         362,328
        103,851   U.S. Bancorp                                            1,541,149
        175,172   Wells Fargo                                             3,310,751
          9,189   Whitney Holding                                           119,365
         16,400   Zions Bancorporation                                      244,688
                                                                       ------------
                                                                         19,306,714
                  EATING & DRINKING PLACES -- 1.0%
         19,721   Brinker International                                     216,339
          2,900   Chipotle Mexican Grill (1)                                138,504
         20,109   CKE Restaurants                                           166,905
          6,849   Darden Restaurants                                        179,581
         33,481   McDonald's                                              1,942,568
         32,900   Yum! Brands                                               941,598
                                                                       ------------
                                                                          3,585,495
                  ELECTRIC, GAS & SANITARY SERVICES -- 2.5%
         24,088   American Electric Power                                   755,159
         31,341   Centerpoint Energy                                        419,342
         13,960   Consolidated Edison                                       568,870
             44   Dominion Resources                                          1,548
         11,547   Edison International                                      376,086
         57,205   El Paso                                                   467,937
         11,400   Entergy                                                   870,504
          3,900   Exelon                                                    211,458
         26,138   MDU Resources Group                                       519,885
          5,600   ONEOK Partners                                            285,600
         31,037   PG&E                                                    1,200,201
          3,546   Pinnacle West Capital                                     118,685

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

     Shares                                                               Value $
---------------                                                        ------------
         19,796   Questar                                                   672,668
         28,437   Republic Services                                         735,381
         15,404   SCANA                                                     528,203
         18,208   Southern                                                  609,057
         40,353   TECO Energy                                               484,639
                                                                       ------------
                                                                          8,825,223
                  ELECTRONIC & OTHER ELECTRICAL
                     EQUIPMENT -- 5.3%
         27,827   Altera                                                    427,979
         11,583   Amphenol Class A                                          302,895
         20,017   Analog Devices                                            399,940
          4,436   Ceradyne (1)                                              101,230
        177,385   Cisco Systems (1)                                       2,655,453
         15,517   Cooper Industries Class A                                 417,562
         45,571   Emerson Electric                                        1,490,172
        365,089   General Electric                                        4,428,530
         13,467   Harris                                                    582,986
        223,174   Intel                                                   2,878,945
          3,350   Lincoln Electric Holdings                                 137,919
         27,698   Micrel                                                    210,505
         11,539   Multi-Fineline Electronix (1)                             213,818
         37,720   National Semiconductor                                    382,481
          8,003   Plantronics                                                81,230
         62,477   Qualcomm                                                2,158,580
         96,122   Texas Instruments                                       1,437,024
         14,455   Xilinx                                                    243,567
                                                                       ------------
                                                                         18,550,816
                  ENGINEERING, ACCOUNTING, RESEARCH,
                     MANAGEMENT, AND RELATED SERVICES -- 0.2%
         10,800   Fluor                                                     420,120
          3,443   Watson Wyatt Worldwide Class A                            160,100
                                                                       ------------
                                                                            580,220
                  FABRICATED METAL PRODUCTS -- 0.4%
          4,254   Ball                                                      163,098
         38,497   Illinois Tool Works                                     1,257,312
          4,000   Snap-On                                                   120,720
                                                                       ------------
                                                                          1,541,130
                  FOOD & KINDRED PRODUCTS -- 4.0%
          8,309   Cal-Maine Foods                                           225,008
         90,658   Coca-Cola                                               3,872,910
         14,618   Flowers Foods                                             314,141
         18,007   General Mills                                           1,065,114
         18,165   HJ Heinz                                                  663,022
         21,313   Hormel Foods                                              635,767
         11,220   J&J Snack Foods                                           391,690
         18,937   Kellogg                                                   827,358
         58,317   Kraft Foods Class A                                     1,635,792
         10,612   McCormick                                                 340,008
         16,862   Pepsi Bottling Group                                      325,268
         71,424   PepsiCo                                                 3,587,627
                                                                       ------------
                                                                         13,883,705
                  FOOD STORES -- 0.4%
         25,581   Kroger                                                    575,573
         30,643   Safeway                                                   656,679
                                                                       ------------
                                                                          1,232,252

     Shares                                                               Value $
---------------                                                        ------------
                  FURNITURE & FIXTURES -- 0.1%
         31,552   Johnson Controls                                          394,716
         13,961   Tempur-Pedic International                                 97,727
                                                                       ------------
                                                                            492,443
                  GENERAL MERCHANDISE STORES -- 2.4%
         21,312   Big Lots (1)                                              286,646
         12,100   BJ's Wholesale Club (1)                                   347,028
         16,618   Casey's General Stores                                    353,133
         17,273   Costco Wholesale                                          777,803
         21,826   Family Dollar Stores                                      606,108
         21,098   TJX                                                       409,723
        120,523   Wal-Mart Stores                                         5,679,044
                                                                       ------------
                                                                          8,459,485
                  HEALTH SERVICES -- 0.7%
         13,562   DaVita (1)                                                637,414
          8,962   Express Scripts (1)                                       481,797
         10,980   Laboratory Corp. of America Holdings (1)                  650,016
          3,718   Mednax (1)                                                124,813
         14,300   Psychiatric Solutions (1)                                 371,800
                                                                       ------------
                                                                          2,265,840
                  HOLDING & OTHER INVESTMENT
                     OFFICES -- 2.0%
         55,600   Annaly Capital Management REIT
                     REIT                                                   841,784
         10,961   Anthracite Capital REIT                                    18,524
             29   Berkshire Hathaway Class A (1)                          2,595,558
            290   Berkshire Hathaway Class B (1)                            866,810
          4,600   Health Care REIT                                          173,926
         19,818   Host Hotels & Resorts REIT                                106,621
         27,250   Kimco Realty REIT                                         391,855
          3,646   Liberty Property Trust REIT                                72,920
          6,371   National Health Investors REIT                            165,964
          5,500   National Retail Properties REIT                            79,365
         16,401   Prologis REIT                                             164,174
          4,841   Public Storage REIT                                       299,513
          7,600   Senior Housing Properties Trust REIT                      122,968
          9,615   Simon Property Group REIT                                 413,253
          5,003   Tanger Factory Outlet Centers REIT
                     REIT                                                   151,591
          4,033   Ventas REIT                                               112,400
         12,700   Weingarten Realty Investors REIT                          205,613
                                                                       ------------
                                                                          6,782,839
                  HOME FURNITURE, FURNISHINGS & EQUIPMENT
                     STORES -- 0.3%
         16,381   Bed Bath & Beyond (1)                                     380,531
         24,851   Best Buy                                                  696,325
                                                                       ------------
                                                                          1,076,856
                  INDUSTRIAL & COMMERCIAL
                     MACHINERY/COMPUTER
                     EQUIPMENT -- 6.1%
          8,735   3M                                                        469,856
          2,812   AAON                                                       50,953
         27,239   Apple (1)                                               2,455,051
        109,772   Applied Materials                                       1,028,564
          2,340   Black & Decker                                             67,649
         27,508   Caterpillar                                               848,622

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

     Shares                                                               Value $
---------------                                                        ------------
       34,113     Cummins                                                   818,030
        6,600     Deere                                                     229,284
      136,699     Dell (1)                                                1,298,640
        3,710     Eaton                                                     163,314
       17,400     EMC (1)                                                   192,096
        2,079     Flowserve                                                 110,831
       14,773     Graco                                                     314,222
      113,333     Hewlett-Packard                                         3,938,322
       58,294     International Business Machines                         5,342,645
        4,300     ITT                                                       194,704
       29,780     Jabil Circuit                                             173,319
        4,676     Joy Global                                                 97,401
       19,528     Lam Research (1)                                          394,661
       19,199     Lexmark International Class A (1)                         454,632
       23,300     Parker Hannifin                                           890,293
        9,867     Smith International                                       223,981
        9,841     Stanley Works                                             307,630
       19,776     Varian Medical Systems (1)                                734,283
       26,348     Western Digital (1)                                       386,789
                                                                       ------------
                                                                         21,185,772
                  INSURANCE CARRIERS -- 3.4%
       26,213     Aetna                                                     812,603
       14,743     Aflac                                                     342,185
       13,700     Allstate                                                  296,879
       12,500     American Financial Group                                  212,250
        4,042     Amerisafe (1)                                              75,707
       18,166     Assurant                                                  479,582
       28,144     Chubb                                                   1,198,372
        8,159     CNA Surety (1)                                            135,031
       10,404     Delphi Financial Group Class A                            157,829
       26,147     Hartford Financial Services Group                         344,095
        9,100     Lincoln National                                          137,683
        6,900     Loews                                                     168,360
       13,568     Meadowbrook Insurance Group                                82,358
       48,953     MetLife                                                 1,406,420
       17,119     Principal Financial Group                                 284,004
       23,130     Prudential Financial                                      595,597
        5,101     Safety Insurance Group                                    178,637
        8,659     Selective Insurance Group                                 132,916
       11,700     StanCorp Financial Group                                  302,094
       30,281     Travelers                                               1,170,058
       65,950     UnitedHealth Group                                      1,868,363
       26,334     Unum Group                                                372,889
       27,284     WellPoint (1)                                           1,130,922
                                                                       ------------
                                                                         11,884,834
                  LEATHER & LEATHER PRODUCTS -- 0.0%
        9,958     Genesco (1)                                               153,353
                                                                       ------------
                  MEASURING, ANALYZING & CONTROLLING
                     INSTRUMENTS -- 2.6%
        7,512     Alcon                                                     643,328
       29,472     Baxter International                                    1,728,533
        4,361     Becton Dickinson                                          316,914
        7,073     CR Bard                                                   605,237
        1,532     Intuitive Surgical (1)                                    158,148
       52,503     Medtronic                                               1,758,325
        7,909     MTS Systems                                               207,137
        5,677     Neogen (1)                                                148,567
        7,165     Rockwell Collins                                          269,977

     Shares                                                               Value $
---------------                                                        ------------
       23,435     St. Jude Medical (1)                                      852,331
       14,146     STERIS                                                    376,284
       17,599     Stryker                                                   743,382
       12,200     Teledyne Technologies (1)                                 340,014
       10,008     Waters (1)                                                361,989
       15,951     Zimmer Holdings (1)                                       580,616
                                                                       ------------
                                                                          9,090,782
                  METAL MINING -- 0.2%
       17,011     Freeport-McMoRan Copper & Gold                            427,657
        9,195     Newmont Mining                                            365,777
                                                                       ------------
                                                                            793,434
                  MISCELLANEOUS MANUFACTURING
                     INDUSTRIES -- 0.3%
       10,603     Hasbro                                                    255,851
       48,327     Mattel                                                    685,760
                                                                       ------------
                                                                            941,611
                  MISCELLANEOUS RETAIL -- 1.2%
       10,006     Amazon.com (1)                                            588,553
       54,917     CVS/Caremark                                            1,476,169
        7,445     NutriSystem                                                95,966
       21,317     PetSmart                                                  400,120
       13,100     Staples                                                   208,814
       50,241     Walgreen                                                1,377,106
        5,303     World Fuel Services                                       179,082
                                                                       ------------
                                                                          4,325,810
                  MOTION PICTURES -- 0.7%
      144,137     Time Warner                                             1,344,798
       45,072     Walt Disney                                               932,089
                                                                       ------------
                                                                          2,276,887
                  MOTOR FREIGHT TRANSPORTATION &
                     WAREHOUSING -- 0.2%
        7,538     Forward Air                                               152,720
       11,464     United Parcel Service Class B                             487,105
                                                                       ------------
                                                                            639,825
                  NON-DEPOSITORY CREDIT INSTITUTIONS -- 0.4%
       19,405     Advanta Class B                                            15,136
       42,627     American Express                                          713,150
        6,084     Asta Funding                                               10,829
       85,918     Discover Financial Services                               614,314
                                                                       ------------
                                                                          1,353,429
                  OIL & GAS EXTRACTION -- 3.6%
       17,187     Apache                                                  1,289,025
       20,988     Baker Hughes                                              699,320
       11,278     BJ Services                                               124,058
       36,410     Chesapeake Energy                                         575,642
       26,281     Devon Energy                                            1,618,910
        6,014     Diamond Offshore Drilling                                 377,439
       50,037     Halliburton                                               863,138
        7,671     Helmerich & Payne                                         172,291
       29,984     Noble                                                     814,065
       35,833     Occidental Petroleum                                    1,954,690
       28,962     Patterson-UTI Energy                                      276,877
        6,304     Rowan                                                      79,809
       27,572     Schlumberger                                            1,125,213
       12,269     Transocean (1)                                            670,133
        5,891     Ultra Petroleum (1)                                       211,074
       18,671     Weatherford International (1)                             205,941

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

     Shares                                                                Value $
---------------                                                        ------------
         15,652   ENSCO International                                       428,239
         30,318   XTO Energy                                              1,124,495
                                                                       ------------
                                                                         12,610,359
                  PAPER & ALLIED PRODUCTS -- 0.0%
          3,865   Bemis                                                      87,233
                                                                       ------------
                  PERSONAL SERVICES -- 0.1%
         15,559   Jackson Hewitt Tax Service                                206,001
                                                                       ------------
                  PETROLEUM REFINING -- 7.4%
         81,720   Chevron                                                 5,762,894
         63,059   ConocoPhillips                                          2,997,194
          6,447   Enterprise Products Partners                              141,576
        183,974   Exxon Mobil                                            14,070,332
         13,565   Hess                                                      754,350
          6,600   Marathon Oil                                              179,718
         18,520   Murphy Oil                                                818,214
         10,085   Sunoco                                                    467,137
         19,369   Valero Energy                                             467,180
                                                                       ------------
                                                                         25,658,595
                  PIPELINES, EXCEPT NATURAL GAS -- 0.1%
          5,100   Buckeye Partners                                          204,510
         11,100   TEPPCO Partners                                           278,499
                                                                       ------------
                                                                            483,009
                  PRIMARY METAL INDUSTRIES -- 0.4%
         10,911   Allegheny Technologies                                    241,024
         45,937   Corning                                                   464,423
         16,642   Nucor                                                     678,827
                                                                       ------------
                                                                          1,384,274
                  PRINTING, PUBLISHING & ALLIED
                     INDUSTRIES -- 0.3%
          5,461   John Wiley & Sons Class A                                 193,483
         37,293   McGraw-Hill                                               820,073
                                                                       ------------
                                                                          1,013,556
                  PRINTING, PUBLISHING, AND ALLIED
                     INDUSTRIES -- 0.2%
         29,400   Thomson Reuters                                           719,295
                                                                       ------------
                  RAILROAD TRANSPORTATION -- 0.6%
         19,034   Burlington Northern Santa Fe                            1,261,003
          4,366   CSX                                                       126,439
         14,693   Norfolk Southern                                          563,623
                                                                       ------------
                                                                          1,951,065
                  SECURITY & COMMODITY BROKERS, DEALERS,
                     EXCHANGES & SERVICES -- 1.0%
          2,262   BlackRock                                                 246,106
         34,197   Broadridge Financial Solutions                            461,317
         21,786   Charles Schwab                                            296,072
          1,400   CME Group                                                 243,474
         62,800   GFI Group                                                 197,192
         10,923   Goldman Sachs Group                                       881,814
          4,278   Greenhill                                                 278,155
          8,815   Raymond James Financial                                   163,166
         27,385   T Rowe Price Group                                        755,278
                                                                       ------------
                                                                          3,522,574

     Shares                                                               Value $
---------------                                                        ------------
                  TOBACCO PRODUCTS -- 1.2%
         50,112   Altria Group                                              828,852
         80,691   Philip Morris International                             2,997,671
          7,442   Reynolds American                                         284,136
                                                                       ------------
                                                                          4,110,659
                  TRANSPORTATION EQUIPMENT -- 1.7%
          7,476   Boeing                                                    316,310
         20,847   General Dynamics                                        1,182,650
          7,659   Harsco                                                    181,671
         27,991   Honeywell International                                   918,385
         24,256   Lockheed Martin                                         1,989,962
          5,161   Polaris Industries                                        109,774
         24,195   United Technologies                                     1,161,118
          2,568   WABCO Holdings                                             38,392
                                                                       ------------
                                                                          5,898,262
                  TRANSPORTATION SERVICES -- 0.3%
          8,555   Ambassadors Group                                          70,750
         18,318   CH Robinson Worldwide                                     842,262
                                                                       ------------
                                                                            913,012
                  WATER TRANSPORTATION -- 0.2%
         35,833   Carnival                                                  651,802
          3,797   Overseas Shipholding Group                                135,553
                                                                       ------------
                                                                            787,355
                  WHOLESALE TRADE NON-DURABLE
                     GOODS -- 1.5%
         10,451   AmerisourceBergen                                         379,580
         11,500   Brown-Forman Class B                                      522,215
         14,994   Cardinal Health                                           564,524
          5,816   Endo Pharmaceuticals Holdings (1)                         130,686
         20,103   McKesson                                                  888,553
         17,013   Men's Wearhouse                                           198,201
         19,683   Nike Class B                                              890,656
         11,100   Spartan Stores                                            206,238
         51,374   SYSCO                                                   1,145,126
         15,635   United Natural Foods (1)                                  242,968
                                                                       ------------
                                                                          5,168,747
                  WHOLESALE TRADE-DURABLE GOODS -- 0.7%
         19,128   Fastenal                                                  653,795
         13,733   Ingram Micro Class A (1)                                  168,504
          4,600   Owens & Minor                                             182,942
         12,510   Pool                                                      198,283
         10,800   PSS World Medical (1)                                     171,504
         17,181   Reliance Steel & Aluminum                                 380,216
          8,232   WW Grainger                                               600,524
                                                                       ------------
                                                                          2,355,768
                                                                       ------------
                  Total United States                                   289,925,829
                                                                       ------------
                  TOTAL COMMON STOCK
                       (Cost $450,505,319)                              315,541,442
                                                                       ------------
                  RIGHTS -- 0.0%
                  UNITED STATES -- 0.0%
          7,363   Fresenius Kabi Pharmaceuticals
                     Holding, Expires 06/11 (1)
                       (Cost $7,363)                                          3,166
                                                                       ------------

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

     Shares                                                               Value $
---------------                                                        ------------
                  SHORT-TERM INVESTMENT (5) -- 8.9%
  31,024,395      JPMorgan U.S. Government Money
                     Market Fund, 0.590%
                       (Cost $31,024,395)                                31,024,395
                                                                       ------------
                  TOTAL INVESTMENTS -- 99.5%
                       (Cost $481,537,077) *                            346,569,003
                                                                       ------------
                  OTHER ASSETS LESS
                     LIABILITIES -- 0.5%                                  1,702,996
                                                                       ------------
                  NET ASSETS - 100.0%                                  $348,271,999
                                                                       ============

* At January 31, 2009, the tax basis cost of the Fund's investments was $490,914,804, and the unrealized appreciation and depreciation of investments owned by the Fund were $5,306,667 and $(149,652,468), respectively.

(1)  Denotes non-income producing security.
(2) Security considered illiquid. On January 31, 2009 the value of these securities amounted to $110,212 representing less than 0.1% of the net assets of the Fund.
(3)  Security is fair valued.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2009, the value of this security amounted to $110,212, representing less than 0.1% of the net assets of the Fund.
(5)  The rate shown represents the 7-day current yield as of January 31, 2009.

CAD -- Canadian Dollar
LP -- Limited partnership
REIT -- Real Estate Investment Trust
USD -- United States Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

FUTURES CONTRACTS:
The Fund had the following futures contracts outstanding as of January 31, 2009:

                NUMBER OF                 EXPIRATION   NET UNREALIZED
                CONTRACTS      VALUE         DATE       DEPRECIATION
                ---------   -----------   ----------   --------------
LONG:
  S&P 500 Index    122      $25,086,250     Mar-09      $(1,800,220)
                                                        ===========

FORWARD FOREIGN CURRENCY CONTRACTS:
The Fund had the following forward foreign currency contracts outstanding as of January 31, 2009:

                                                              NET UNREALIZED
SETTLEMENT DATE   CURRENCY TO DELIVER   CURRENCY TO RECEIVE    DEPRECIATION
---------------   -------------------   -------------------   --------------
    02/06/09         USD   693,565         CAD   843,236         $ (5,926)
    02/06/09         USD 1,238,478         CAD 1,466,471          (34,606)
                                                                 --------
                                                                 $(40,532)
                                                                 ========

As of November 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 - Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Funds' investments. These inputs are summarized into the three broad levels listed below.

     - Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds' assets and liabilities carried at fair value:

                                                                      APPRECIATION IN   DEPRECIATION IN
                                                     INVESTMENTS IN   OTHER FINANCIAL   OTHER FINANCIAL
VALUATION INPUTS                                       SECURITIES       INSTRUMENTS*      INSTRUMENTS*
----------------                                     --------------   ---------------   ---------------
SCHRODER NORTH AMERICAN EQUITY FUND
Level 1 - Quoted Prices                               $346,458,791        $     --        $(1,800,220)
Level 2 - Other Significant Observable Inputs              110,212              --            (40,532)
Level 3 - Significant Unobservable Inputs                       --              --                 --
                                                      ------------        --------        -----------
   TOTAL                                              $346,569,003        $     --        $(1,840,752)
                                                      ============        ========        ===========

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from November 1, 2008 through January 31, 2009 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            Schroder Global Series Trust


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        ----------------------------------------
                                        Mark A. Hemenetz
                                        Principal Executive Officer

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        ----------------------------------------
                                        Mark A. Hemenetz
                                        Principal Executive Officer

Date: March 25, 2009


By (Signature and Title)*               /s/ Alan M. Mandel
                                        ----------------------------------------
                                        Alan M. Mandel
                                        Treasurer and Chief Financial Officer

Date: March 25, 2009

* Print the name and title of each signing officer under his or her signature.